Debt Obligations (Notes)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt disclosure
Debt Obligations
(a)    Short-Term Borrowings
At December 31, 2012, the Company's short-term borrowings consisted of bank borrowings of $6 with a weighted average interest rate of 9.78%. At December 31, 2011, the Company's short-term borrowings consisted of bank borrowings of $3 with a weighted average interest rate of 9.90%.
(b)    Long-Term Debt
A summary of long-term debt as of December 31, 2012 and 2011 is as follows:

	2012	2011
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 2.563%.	$—	$66
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 3.813%.	—	433
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 was 3.447%.	—	110
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Repaid in 2012. Interest was payable monthly and 1% per annum principal payments were payable quarterly. Interest varied at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	—	382
First Lien Notes. Matures on October 15, 2020. Interest is payable semi-annually at 8.875%.	1,100	—
Senior Secured Notes. Matures on October 15, 2020. Interest is payable semi-annually at 10.0%.	250	—
Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	175	171
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2012 and 2011.	380	379
Second-Lien Senior Secured Notes. Repaid in 2012. Interest was payable semi-annually in cash at 12.5%.	—	179
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.51%. Interest is payable quarterly.	23	30
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2013. Interest on borrowings is based on 105% of the People's Bank of China reference rate. The weighted average interest rate at December 31, 2012 and 2011 was 6.89% and 6.88%, respectively. Interest is payable quarterly.	16	16
JiangSu Bank of China Revolving Working Capital Loan denominated in RMB. Matures November 13, 2013. Interest is payable quarterly at 6.00%	3	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2012 and 2011 was 14.75% and 15.00%, respectively. Interest is payable monthly.	2	4
Total long-term debt	3,110	2,931
Less current installments	29	36
Long-term debt, excluding current installments	$3,081	$2,895

Our senior secured credit facility at December 31, 2012 consisted of a $300 million revolving credit facility that includes borrowing capacity available for letters of credit of up to $100 million and a $33 million synthetic letter of credit facility.
As of December 31, 2012 and 2011, the Company had no borrowings under the revolving credit facility. The outstanding letters of credit under the revolving credit facility at December 31, 2012 were $48 leaving an unused borrowing capacity of $252. Outstanding letters of credit issued under the synthetic letter of credit facility at December 31, 2012 were $26, leaving an unused capacity of $7. The Company is in compliance with the covenants of all long-term debt arrangements at December 31, 2012.
On November 30, 2012, the Company entered into an incremental amendment to its senior secured credit facility whereby certain revolving facility lenders agreed to make approximately $300 of revolving facility commitments available for revolving facility loans under the Company's senior secured credit agreement. The incremental amendment and the new revolving commitments became effective on November 30, 2012 following the termination of the existing revolving commitments. The new revolving commitments will mature on December 3, 2014. Revolving loans under the senior secured credit facility bear interest at an adjusted LIBOR rate plus an applicable margin of 6.00% as of January 15, 2013. The commitment fee on the unused portion of the revolving credit facility is 4.00% as of January 15, 2013.

On October 25, 2012, MPM Escrow LLC and MPM Finance Escrow Corp. (Escrow Issuers), wholly owned special purpose subsidiaries of the Company, issued $1,100 principal amount of 8.875% first-priority senior secured notes due 2020 (First Lien Notes) in a private offering. The proceeds from the sale of First Lien Notes were initially placed in escrow and were released on November 16, 2012 following the Company's assumption of all obligations of the Escrow Issuers under the First Lien Notes and the Company's amendment of its credit agreement governing its senior secured credit facility as further described below. The proceeds from the sale of the First Lien Notes were used, on November 16, 2012, (i) to repay all amounts outstanding under the Company's senior secured credit facility (without reducing the commitments under the revolving credit facility), (ii) to irrevocably deposit approximately $219 with the trustee for the 12½% Second-Lien Senior Secured Notes due 2014 (Second Lien Notes) in order to satisfy and discharge all of the Company's outstanding $200 aggregate principal amount of the Second Lien Notes, which were redeemed on December 16, 2012 at a redemption price equal to 103.125% plus accrued and unpaid interest to the redemption date, (iii) to pay related fees and expenses and (iv) for general corporate purposes. The Company recognized a loss of $51, including $12 of foreign currency exchange losses, on this extinguishment of debt. Included in the loss of $51 is an out of period credit of $4 related to an over expensing of debt discount interest on the Second Lien Notes that was not material to the prior years.

The First Lien Notes are guaranteed on a first-priority senior secured basis by the existing domestic subsidiaries that are guarantors under the Company's senior secured credit facility and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the First Lien Notes. The First Lien Notes are secured by a security interest in certain assets of the Company and such U.S. subsidiaries, which interest is pari passu in priority to the liens on substantially the same collateral securing the Company's existing senior secured credit facility and senior in priority to the liens on substantially the same collateral securing the Company's Senior Secured Notes and Springing Lien Notes. If the Company enters into the ABL Facility as described below, the First Lien Notes and guarantees will instead be secured by first-priority liens on collateral that generally includes most of the Company's and its domestic subsidiaries' assets other than inventory and accounts receivable and related assets (the Notes Priority Collateral), and by second-priority liens on the domestic portion of the collateral for the ABL Facility (the ABL Priority Collateral), which generally includes most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries, in each case subject to certain exceptions and permitted liens. If the Company enters into the ABL Facility and the Cash Flow Facility as described below, the first-priority lien in the Notes Priority Collateral and the second-priority lien in the domestic ABL Priority Collateral securing the First Lien Notes will be shared pari passu with the lenders under the Cash Flow Facility, in each case subject to certain exceptions and permitted liens.

Effective as of November 16, 2012, the Company amended the credit agreement governing its senior secured credit facility (such amendment, the Credit Agreement Amendment) to, among other things, allow for the Company's assumption of the First Lien Notes and the pari passu sharing of the collateral of the Company and its domestic subsidiaries currently securing the senior secured credit facility between the secured parties under such credit facility and the holders of the First Lien Notes. The Credit Agreement Amendment also (i) increased the maximum senior secured leverage ratio to which the Company is subject from 4.25 to 1.00 to 5.25 to 1.00, (ii) increased (a) the applicable margin with respect to revolving loans to 6.00% for Eurocurrency loans and (b) the commitment fee on the unused revolving credit facility to 4.00%, in each case effective as of 60 days after the effective date of the Credit Agreement Amendment and (iii) modified certain other provisions of the senior secured credit facility.

On October 25, 2012, the Company obtained commitments from financial institutions for a new $270 asset-based revolving loan facility (the ABL Facility), which is subject to a borrowing base. The borrowing base will be based on a specified percentage of eligible accounts receivable and inventory and, in certain foreign jurisdictions, machinery and equipment. The ABL Facility will be secured by, among other things, first-priority liens on the ABL Priority Collateral, and by second-priority liens on the Notes Priority Collateral, in each case subject to certain exceptions and permitted liens.

On March 15, 2013, the Company obtained additional commitments from an affiliate of GE for a new $75 million revolving credit facility (the Cash Flow Facility). The Company intends to use the Cash Flow Facility as a source of additional liquidity to supplement the ABL Facility and to enter into the Cash Flow Facility only in the event that the Company enters into the ABL Facility. The amount committed under the Cash Flow Facility may not be borrowed if the borrowing of such amount (or any portion thereof) could be borrowed under the ABL Facility without violating a utilization test under the Cash Flow Facility. If the Company enters into the ABL Facility, either by itself or together with the Cash Flow Facility, it will replace the Company's existing senior secured credit facility. The ABL Facility and Cash Flow Facility are subject to a number of conditions, and there can be no assurance that the Company will enter into the ABL Facility or the Cash Flow Facility.

In May 2012, the Company issued $250 in aggregate principal amount of 10% senior secured notes due October 2020 (Senior Secured Notes) at an issue price of 100%. The Company used the net proceeds to repay $240 in aggregate principal amount of existing term loans maturing May 2015 under its senior secured credit facilities, effectively extending its debt maturity profile. The Company recognized a loss of $6 on this extinguishment of debt. The Senior Secured Notes are guaranteed on a senior secured basis by the Company's existing domestic subsidiaries that are guarantors under the senior secured credit facilities and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the Senior Secured Notes. The Senior Secured Notes are secured by a security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the existing senior secured credit facilities and First Lien Notes and senior in priority to the liens on substantially the same collateral securing the Springing Lien Notes due 2014.

In April 2012, the Company’s wholly-owned subsidiary Momentive Performance Materials GmbH, the German Borrower under the senior secured credit facilities, incurred incremental term loans due May 2015 under the senior secured credit facilities in an aggregate principal amount of $175 in the form of new tranche B-3 term loans denominated in U.S. dollars. Net consideration from the transaction (which consisted of a combination of cash and rollover debt after discounts and fees), together with cash on hand, was used to extinguish approximately $178 of existing term loans maturing December 2013, effectively extending the Company's debt maturity profile. The new tranche B-3 term loans, which were repaid later in 2012, yielded interest at an adjusted LIBOR rate plus an applicable margin of 3.50%.
The Company issued on November 5, 2010 approximately $848 U.S. dollar equivalent principal amount of USD second-priority 9.0% springing lien notes due 2021 (Springing Lien Dollar Notes) and EUR second-priority 9.5% springing lien notes due 2021 (Springing Lien Euro Notes and, together with the Springing Lien Dollar Notes, the Springing Lien Notes) in a private offering (Springing Lien Note Offering). The Springing Lien Notes are guaranteed on a second-priority secured basis by the existing domestic subsidiaries that are guarantors under the Company's senior secured credit facility and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the Springing Lien Notes. The Springing Lien Notes are secured by a second-priority security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the Company's existing senior secured credit facility, First Lien Notes and Senior Secured Notes. The Company used the net proceeds from the offering of Springing Lien Notes to, (i) pay the consideration with respect to the tender offers and redemption of the remaining series of Senior Notes and (ii) pay certain related transaction costs and expenses.
In connection with the closing of the Springing Lien Note Offering, investment funds affiliated with Apollo Global Management, LLC entered into an agreement to exchange the entire amount of their holdings of each series of the Senior Notes for the Springing Lien Dollar Notes at an exchange ratio determined based on the consideration offered to holders in the Tender Offers, and intended to give Apollo an aggregate value equivalent to that which it would receive if it had received the total consideration in the Tender Offers and used the proceeds thereof to invest in the Springing Lien Dollar Notes (Apollo Exchange). The Company issued approximately $526 of Springing Lien Dollar Notes to Apollo in the Apollo Exchange. Apollo owned approximately $234 principal amount of the 93/4% Senior Notes, €88 principal amount of the 9% Senior Notes and $139 principal amount of the Senior Toggle Notes.
The Company recognized a loss on the 2010 transactions of $78, including $25 of foreign currency exchange losses.
In October 2011, the Company repurchased approximately €17 in aggregate principal amount of the Euro Fixed-Rate Notes on the open market, reducing the aggregate principal amount of Springing Lien Euro Notes outstanding from €150 to €133. The total purchase excluding accrued interest paid by the Company was €12. The Company recognized a gain on the extinguishment of $7, including $1 of foreign currency exchange gains.
The credit agreement governing the senior secured credit facility and the indentures governing the First Lien Notes, Senior Secured Notes, Springing Lien Notes and Senior Subordinated Notes also limit the Company's ability to, among other things: (i) incur additional indebtedness; (ii) declare or pay dividends or make other distributions or repurchase or redeem Company stock; (iii) make investments; (iv) sell assets, including capital stock of restricted subsidiaries; (v) enter into agreements restricting the Company's subsidiaries ability to pay dividends; (vi) consolidate, merge, sell or otherwise dispose of all or substantially all of the Company's assets; (vii) enter into transactions outside the ordinary course of business with our affiliates; and, (viii) incur liens.
On March 17, 2009, Apollo Management VI, L.P. (“Apollo VI”) and the Company entered into a letter agreement enabling the Company to purchase some or all of certain debt securities of the Company acquired by Apollo VI or its affiliates for a period of 180 days after the date of purchase unless such securities are sold or transferred to an unaffiliated third party. As of the date of this filing, the Company has not exercised any purchase rights under this letter agreement.
Interest expense on long-term debt was $260, $241 and $232 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of debt discount and debt issuance costs amounted to $18, $15 and $17 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in Interest expense in the Consolidated Statements of Operations.
 As of December 31, 2012, the aggregate principal maturities for the next five years are as follows:

Year ending December 31:
2013	$29
2014	9
2015	6
2016	382
2017	—